Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2019
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Disclosure Of Exploration And Evaluation Assets Comprised Of Acquisition Costs
Exploration and evaluation assets are comprised of acquisition costs for the following properties:

	December 31, 2019	December 31, 2018
Castle Mountain	$-	$133,060
Aurizona	13,750	13,750
Elk Gold	-	5,000
Solaris	-	19,899
	$13,750	$171,709